Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholders’ Equity

Note 9. Stockholders’ Equity

Advisory Shares – Private Placement

On September 11, 2023, the Company entered into a stock purchase agreement in connection with a private placement for total gross proceeds of $5.0 million. The agreement provided for the issuance of 1,250,000 shares of common stock at $4.00 per share. The sale closed on September 11, 2023. No placement fees or commissions were paid.

In addition, as consideration for advisory services through September 11, 2026, the Company agreed to issue 65,790 shares of common stock with a total grant-date fair value of $263,160, which vest in three equal tranches on September 11, 2024, 2025, and 2026.

The Company recognizes compensation expense for advisory share grants based on grant-date fair value and recognizes expense on a straight-line basis over the service period.

For the three months ended June 30, 2026 and 2025, the Company recognized consulting expense of approximately $21,900 related to this stock grant. For the six months ended June 30, 2026 and 2025, the Company recognized consulting expense of approximately $43,500 and $43,500, respectively, related to this stock grant.

On September 11, 2024 and September 11, 2025, the Company issued 21,930 shares of common stock at a fair value of $87,700 upon the vesting of the first and second tranches. As of June 30, 2026, unrecognized compensation expense related to the advisory shares was approximately $17,500, which will be recognized over the remaining service period through September 11, 2026.

Additional Private Placements

On December 31, 2025, the Company entered into Stock Purchase Agreements (the “Purchase Agreements”), by and between the Company and various institutional investors (the “Purchasers”). The Purchase Agreements provided for the private issuance (the “Private Placement”) to the Purchasers of an aggregate of 266,666 shares of the Company’s common stock (such shares of common stock issued pursuant to the Private Placement, the “Placement Shares”) at a purchase price of $1.50 per share. On January 9, 2026, the Private Placement closed and the Company received aggregate gross proceeds of $400,000. No placement fees or commissions were paid in connection with this transaction.

Kevin Westenburg, the Company’s President and a Director, purchased 33,333 Placement Shares in connection with the Private Placement.

Third Parties purchased an aggregate of 233,333 Placement Shares in connection with the Private Placement.

In connection with the Purchase Agreements, on December 31, 2025, the Company entered into registration rights agreements with certain of the Purchasers, which provides that on or prior to January 9, 2027, the Company must file a registration statement to register the Purchaser’s respective Placement Shares.

In addition, in May 2026, the Company sold 133,334 shares of Common Stock for $200,000 or $1.50 per share to an accredited investor in a transaction exempt from registration under the Securities Act of 1933, as amended.

Additionally, in May 2026, the Company received partial funding of $99,000 from an an investor related to a private placement which has not fully closed yet as of June 30, 2026. Accordingly, the Company recorded stock subscription payable of $99,000 at June 30, 2026 as reflected in the accompanying condensed consolidated balance sheets.

Stock-Based Compensation Expense

2024 Incentive Compensation Plan

On June 17, 2024, the Company’s shareholders approved the Nocopi Technologies, Inc. 2024 Incentive Compensation Plan (the “2024 Plan”), which allows the Company to issue equity awards to directors, officers, other employees and consultants of the Company. As of June 30, 2026 and 2025, 41,930 and 41,930 unvested restricted stock units (“RSUs”) are outstanding under the 2024 Plan, respectively. In addition, as of June 30, 2026 and 2025, 333,945 and 291,735 shares have been issued in settlement of vested RSUs granted under the 2024 Plan, respectively. As of June 30, 2026 and 2025, the unamortized value related to grants under the 2024 Plan was approximately $32,500 and $109,200, respectively.

On December 29, 2025, executives were granted 40,000 RSUs, of which 20,000 vested and 17,640 shares were issued immediately at a value of $26,500, net of taxes. The remaining 20,000 vest on December 29, 2026. The aggregate grant-date fair value was $60,000, of which $30,000 was recognized in 2025. For the three and six months ended June 30, 2026, the Company recognized stock-based compensation expense of approximately  $7,500 and $15,000, respectively, related to this director and executive grants. The remaining amount of approximately $15,000 will be recognized over the remaining vesting period through December 2026.

On May 18, 2026, the Company entered into a two-year consulting agreement whereby the consultant shall be compensated with an equity grant for any given year during the service period, which shall be determined based on the fair market value per share of common stock as of the grant date for the applicable year during the service period. Accordingly, the Company agreed to grant a total of 32,143 shares of common stock related to the consultant’s first year of service period having a total grant-date fair value of $45,000 or $1.40 per share, which shall vest in equal quarterly installments starting in June 2026. On June 30, 2026, the Company issued the first quarterly installment payment of 8,036 vested shares of common stock valued at $11,250. As of June 30, 2026, the unamortized value related to consulting agreement was 33,750.

During the three months ended June 30, 2026 and 2025, the Company recognized total stock-based compensation related to all of the above stock awards of approximately $40,600 and $24,000, respectively, and for the six months ended June 30, 2026 and 2025, approximately $69,700 and $47,600, respectively.

As of June 30, 2026, total unrecognized compensation expense related to all nonvested awards was approximately $66,250, which is expected to be recognized over a weighted-average period of approximately one year.

Shares issued for Business Acquisition

On May 18, 2026, the Company issued 500,000 shares of Common Stock in connection with the Polymeric Acquisition, which was recorded at a fair value amounting to $750,000 or $1.50 per share based on the closing price on the closing date of the Polymeric Acquisition (see Note 8).

7. Stockholders’ Equity

The Company maintains the 2024 Equity Incentive Plan (the “Plan”), under which equity awards, including stock options, restricted stock, and other share-based awards, may be granted to employees, directors, and consultants. The maximum number of shares of the Company’s common stock authorized for issuance under the Plan is 2,000,000 shares.

As of December 31, 2025, an aggregate of 375,875 shares had been issued or were subject to outstanding awards under the Plan, and 1,624,125 shares remained available for future grants.

Prior Grant and Replacement Grant

In connection with an employment agreement, the Company granted (the “Prior Grant”) to an executive a one-time equity award of 1,000,000 restricted stock units (“RSUs”) of the Company’s common stock valued at $3,580,000, fair value, which award was originally set to vest in its entirety on August 18, 2024. The fair market value of the Prior Grant was determined based on the closing price of the Company’s common stock on the grant date and was expensed on a straight-line basis to general and administrative expense as stock-based compensation over the one-year vesting term. The Company recorded stock-based compensation expense for this issuance of $2,435,800 for the year ended December 31, 2024.

Under the original terms of the award, to the extent the Company had not established an employee equity compensation plan on or prior to August 18, 2024, the RSUs could have been converted, at the election of the executive, in full or in part, into cash compensation at a rate of $3.58 per share, which was the fair market value of the common stock on October 10, 2023, the date the Board of Directors approved the grant.

Because the award permitted cash settlement at the election of the executive, the award was initially classified as a liability award under ASC 718 and remeasured at each reporting period until modification.

On August 16, 2024, the executive agreed to cancel and forfeit the Prior Grant and, in lieu of the Prior Grant, the Company granted the executive 1,649,769 RSUs (the “Replacement Grant”) pursuant to and subject to the Plan and an award agreement approved by the Board of Directors.

The fair market value of the Replacement Grant was $3,580,000, determined based on the closing price of the Company’s common stock on the grant date. The shares underlying the Replacement Grant vest ratably and quarterly over a two-year period beginning August 16, 2024.

The cancellation and issuance of the Replacement Grant was accounted for as a modification under ASC 718. The incremental fair value of $1,410,000, representing the excess of the fair value of the Replacement Grant over the fair value of the Prior Grant immediately before modification, is recognized as additional compensation expense over the remaining vesting period.

Upon modification, the award was reclassified from liability to equity classification.

On November 16, 2024, 144,805 shares of vested stock were issued at a fair value of $330,800, net of taxes.

On December 23, 2024, the executive agreed to forfeit 1,443,548 unvested RSUs under the Replacement Grant at a value of $3,308,800.

The forfeiture was accounted for in accordance with ASC 718, resulting in reversal of previously recognized expense associated with unvested awards.

Advisory Shares – Private Placement

On September 11, 2023, the Company entered into a stock purchase agreement in connection with a private placement for total gross proceeds of $5.0 million. The agreement provided for the issuance of 1,250,000 shares of common stock at $4.00 per share. The sale closed on September 11, 2023. No placement fees or commissions were paid.

In addition, as consideration for advisory services through September 11, 2026, the Company agreed to issue 65,790 shares of common stock with a total grant-date fair value of $263,160, which vest in three equal tranches on September 11, 2024, 2025, and 2026.

The Company recognizes compensation expense for advisory share grants based on grant-date fair value and recognizes expense on a straight-line basis over the service period.

For the years ended December 31, 2025 and 2024, the Company recognized consulting expense of $87,600 and $87,900, respectively, related to this stock grant.

On September 11, 2024 and September 11, 2025, the Company issued 21,930 shares of common stock at a fair value of $87,700 upon the vesting of the first and second tranches. As of December 31, 2025, unrecognized compensation expense related to the advisory shares was approximately $61,000, which will be recognized over the remaining service period.

Director and Executive Grants

On December 22, 2024, the Company issued 60,000 shares of common stock to an outside director and 60,000 shares to an executive for services rendered. The shares were fully vested upon issuance and had an aggregate grant-date fair value of $200,400, which was recognized as stock-based compensation expense.

On December 24, 2024, the Company granted 10,000 RSUs to an executive. Of these, 5,000 vested and were issued immediately at a value of $8,500. The remaining 5,000 vested on December 24, 2025 with 2,640 shares being issued at a value of $4,700, net of taxes. The grant-date fair value was $16,700. The immediately vested portion was recognized as compensation expense on the grant date, and the remaining portion was recognized over the one-year vesting period.

On December 29, 2025, executives were granted 40,000 RSUs, of which 20,000 vested and 17,640 shares were issued immediately at a value of $26,500, net of taxes. The remaining 20,000 vest on December 29, 2026. The aggregate grant-date fair value was $60,000, of which $30,000 was recognized in 2025. The remaining amount will be recognized over the remaining vesting period.

Stock-Based Compensation Expense

For the years ended December 31, 2025 and 2024, the Company recognized stock-based compensation expense of $126,000 and $2,732,500, respectively.

As of December 31, 2025, total unrecognized compensation expense related to nonvested awards was approximately $90,800, which is expected to be recognized over a weighted-average period of approximately one year.